Semi-Annual Report to Shareholders




                          Monument Series Fund, Inc.


                            Monument Internet Fund
                        Monument Medical Sciences Fund
                  Monument Washington Aggressive Growth Fund







                             For the Period Ended
                                April 30, 1999




MONUMENT INTERNET FUND

              SCHEDULE OF PORTFOLIO INVESTMENTS
                      April 30, 1999
                       (Unaudited)
Number
  of          Security                         Market
Shares        Description                      Value
--------      ------------------               ---------

              Common Stock:           96.69%

              Access:                 14.80%
 10,000       At Home*                         $1,439,375
  6,000       Equant, N.V.*                       535,500
  8,000       MCI Worldcom*                       657,500
 10,500       Pacific Interne t*                  833,438
 19,000       PSI Net*                            959,500
  9,000       Verio*                              639,000
 14,000       Winstar*                            680,750
 15,500       Qwest*                            1,324,281
                                                ---------
                                                7,069,344
                                                ---------


              E-Commerce:             19.26%
  8,800       Amazon.com*                       1,514,150
  7,000       AmeriTrade*                         934,938
 25,300       Beyond.com*                         744,769
 15,000       CD Now, Inc.*                       290,625
  8,000       Charles Schwab                      878,000
  6,500       E*Trade Group*                      750,750
  6,200       eBay*                             1,290,375
 20,000       Egghead.com, Inc.*                  280,000
 15,500       Intraware*                          474,688
  2,000       Net@Bank*                           378,000
 25,000       Preview Travel Inc.*                650,000
  9,500       Sabre Group Holding A*              495,188
  5,000       Telebanc Financial Corp*            518,125
                                                ---------
                                                9,199,608
                                                ---------

              Hub/Virtual Community:  14.83%
 10,800       America Online*                   1,541,700
 16,000       Cnet*                             2,056,000
 25,000       Mediconsult Com, Inc.*              298,438
  4,500       VerticalNet*                        510,750
  7,500       Xoom.com*                           525,000
 12,300       Yahoo*                            2,148,656
                                                ---------
                                                7,080,544
                                                ---------

              Infrastructure:         12.87%
 11,500       Aware, Inc.*                        638,969
 11,000       Broadcom*                           848,375
  9,600       Cisco*                            1,095,000
 20,000       Compaq                              446,250
 15,000       Cybercash*                          249,375
 21,100       Entrust Techs.*                     519,588
 15,000       Intel Corp.                         917,813
 11,000       Network Solutions A*                855,250
  5,000       Verisign*                           575,000
                                                ---------
                                                6,145,620
                                                ---------

              Internet Technology:    19.86%
 20,000       Artificial Life,Inc.*               360,000
 20,600       Broadvision*                      1,196,088
  7,500       Vignette*                           712,500
 12,000       Microsoft Corp.*                    975,750
 10,500       Net Perceptions Inc.*               276,937
 27,000       Netspeak*                           307,125
 27,000       Open Market,Inc.*                   327,375
 15,000       Onyx Software*                      350,625
  7,250       Real Networks*                    1,605,875
 31,000       Sagent Technology*                  294,500
 16,700       Security First Tech.*             1,988,343
 18,200       Sun Microsystems*                 1,088,587
                                                ---------
                                                9,483,705
                                                ---------

              Media/Content:           2.26%
  4,100       Broadcast.com*                      525,825
 35,000       Ziff Davis Inc.*                    553,437
                                                ---------
                                                1,079,262
                                                ---------

              Services:               12.81%
 12,500       24/7 Media*                         556,250
  8,200       CMG Information Services*         2,087,412
  9,200       Doubleclick*                      1,286,275
 20,700       Netgravity*                         837,055
 30,100       Proxicom Inc.*                      675,368
 30,000       US Web*                             673,125
                                               ----------
                                                6,115,485
                                               ----------

              Total Common Stock:              46,173,568
              (Cost:$41,979,982)               ----------


              Short-term Invetsments:  4.39%
2,099,771     Star Treasury Fund               $2,099,771
              (Cost:$2,099,771)                ----------


              Total Investments:
              (Cost:$44,079,753)     101.08%  $48,273,339
              Other assets, net      (1.08)%     (517,605)
                                     =====================
              Net Assets             100.00%  $47,755,734
                                     =====================

*   Non-income producing
** Cost for Federal income tax purposes is $44,079,753 and net unrealized appreciation consists of:

        Gross unrealized appreciation     $6,890,164
        Gross unrealized depreciation     (2,696,578)
                                          ==========
        Net unrealized appreciation       $4,193,586
                                          ==========

See Notes to Financial Statements


MONUMENT INTERNET FUND
Statement of Assets and Liabilities
April 30, 1999(Unaudited)
---------------------------------------------------------


ASSETS
 Investments at value                             $48,273,339
(identified cost of $44,079,753)(Notes 1 & 3)

   Capital stock sold                               1,348,602
   Interest receivable                                  8,257
   Prepaid expenses                                    27,012
   Other assets                                        36,982
                                                -------------
    TOTAL ASSETS                                   49,694,192
                                                -------------

LIABILITIES
   Investments purchased         $1,883,391
   Investment managementfees         29,144
   12b-1 fees                        14,740
   Accrued expenses                  11,183
                                   --------

   TOTAL LIABILITIES                                1,938,458
                                                -------------
NET ASSETS                                        $47,755,734
                                                =============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($47,755,734/1,608,674 shares outstanding)            $29.69
                                                =============

OFFERING PRICE ($29.69 x 100/95.25)                    $31.17
                                                =============

Net assets consist of:

   Paid in capital                                $42,378,937
   Net investment loss                                (62,979)
   Accumulated undistributed realized
     gain on investments                            1,246,190
   Net unrealized appreciation
      on investments                                4,193,586
                                                -------------
   Net Assets                                     $47,755,734
                                                =============


See Notes to Financial Statements

MONUMENT INTERNET FUND
Statement of Operations
Period ended April 30, 1999*(Unaudited)
-----------------------------------------------------------------------

INVESTMENT INCOME

   Interest                                                    $13,438


EXPENSES
   Investment management fees (Note 2)    $40,220
   12b-1 fee (Note 2)                      20,110
   Recordkeeping and administrative
   services                                 8,044
   Custodian and accounting fees           12,284
   Registration fees                       11,834
   Transfer agent fees                     13,325
   Insurance                                2,044
   Directors fees                           1,333
   Shareholder servicing and reports        4,205
                                      -----------

  Total expenses                                               113,399

  Reimbursed expenses (Note 2)                                (36,982)
                                                           -----------

  Expenses, net                                                 76,417
                                                           -----------

 Net investment loss                                          (62,979)
                                                           -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain on investments                          1,246,190
   Net change in unrealized
   appreciation on investments                               4,193,586
                                                          ------------
  Net gain on investments                                    5,439,776
                                                          ------------
  Net increase in net assets
    resulting from operations                               $5,376,797
                                                           ===========

*Commencement of operations November 16, 1998

See Notes to Financial Statements

MONUMENT INTERNET FUND
Statement of Changes in Net Assets
-----------------------------------------------------------

                                                   Period
                                                    ended
                                                April 30, 1999*
                                                (Unaudited)
                                                ---------------
OPERATIONS
 Net investment loss                              ($62,979)
 Net realized gain on investments                1,246,190
 Net change in unrealized
 appreciation of investments                     4,193,586
                                                -----------
 Net increase in net assets
 resulting from operations                       5,376,797

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets
 resulting from capital share
 transactions**                                 42,378,937
                                                ----------
 Net increase in net assets                     47,755,734
 Net assets at beginning of period                       0
                                                ----------
NET ASSETS at the end of period                $47,755,734
                                                ==========


**A summary of capital share transactions follows:

                                        Period ended
                                       April 30, 1999*
                                         (Unaudited)
                                    -----------------------
                                      Shares      Value
                                    -----------------------
Shares sold                           1,722,827 $45,346,448
Shares reinvested from
distributions                                 -          -
Shares redeemed                        (114,153) (2,967,511)
                                    -----------------------
Net increase                          1,608,674 $42,378,937
                                    =======================



*Commencement of operations November 16, 1998

See Notes to Financial Statements

MONUMENT INTERNET FUND
Financial Highlights
For a Share Outstanding Throughout The Period
------------------------------------------------------


                                       Period
                                        ended
                                    April 30, 1999*
                                     (Unaudited)
                                     ------------
Per Share Operating
  Performance
Net asset value, beginning of period     $10.00
                                      ---------
Income from investment operations-
   Net investment loss                    (0.04)
   Net realized and unrealized
   gain on investments                    19.73
                                      ---------
Total from investment operations          19.69
                                      ---------
Net asset value, end of period           $29.69
                                      =========

Total Return                             196.90%
Ratios/Supplemental Data
Net assets, end of period (000's)       $47,756
Ratio to average net assets-(A)
  Expenses                                 2.32% **
  Expenses-net                             1.90% **
  Net investment loss                    (0.71)% **
Portfolio turnover rate                   45.69% **

*  Commencement of operations November 16, 1998

** Annualized

(A) Expense reimbursements reduced the expense ratio and reduced the net investment loss by 0.42%.

See Notes to Financial Statements

Monument Internet Fund
Notes to Financial Statements

Note 1-SIGNIFICANT ACCOUNTING POLICIES- Monument Internet Fund (the "Internet Fund") is a series of Monument Series Fund, Inc. ("MSF") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established on November 16, 1998 as a series of MSF which has allocated 250,000,000 shares of its 2,000,000,000 shares of $.001 par value common stock.

      The following is a summary of significant accounting policies followed by the Internet Fund. The policies are in conformity with generally accepted accounting principles.

      A. Use of Estimates- The process of preparing financial statements in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

      B. Investment Valuation- Equity securities listed on an established securities exchange or on the NASDAQ National Market System are value at their last sale price on the exchange where primarily traded or, if there is no reported sale, at the mean between the closing bid and asked price on that day. Over-the-counter portfolio securities are value at the  mean  between  the last  bid and  asked  prices  based  upon  quotes furnished by market markers for such securities. Exchange listed convertible debt securities are value at the mean between the last bid and asked prices obtained from broker-dealers or a comparable alternative, such as Bloomberg or Telerate.

      Other securities for which market quotes are readily available are valued at the current market price, which may be obtained from a pricing service. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board of Directors.


     C. Investment Transactions- All securities are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

      D. Federal Income Taxes- The Internet Fund is treated as a separate entity for Federal tax purposes. The Internet Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. By so qualifying, the Internet Fund will not be subject to Federal income taxes to the extent that it distributes all taxable income, including realized capital gains. In addition, by distributing during each calendar year substantially all net investment income, capital gains and certain other amounts, if any, the Internet Fund will not be subject to a Federal income excise tax.

      E. Dividends and Distributions to Shareholders- The Internet Fund intends to pay an annual dividend to shareholders of record representing its entire net investment income and to distribute all of its realized net capital gains at least annually. Distributions are recorded on the ex-dividend date. Income distributions and capital gains distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

Note 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS- Monument Advisors, Ltd. ("Monument Advisors"), a wholly-owned subsidiary of the Monument Group, Inc. has been retained under an Investment Advisory Agreement (the "Advisory Agreement") to supervise the management and the investment program of the Internet Fund. As full compensation for its services under the Agreement, the Internet Fund will pay the Advisor a monthly fee, equal to an annualized rate of 1.00% of the monthly average net assets through $50 million in net assets; 0.75% of the monthly average net assets greater than $50 million through $100 million in net assets; and 0.625% of the average monthly net assets exceeding $100 million in net assets.


      The Internet Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Internet Fund or Monument Distributors, Inc. ("Monument Distributors") may finance activities which are primarily intended to result in the sale of the Internet Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholders servicing agents who enter into agreements with the Internet Fund or Monument Distributors. The Internet Fund may incur such distribution expenses at the rate of .50% per annum on its average net assets. For the period ended April 30, 1999 the Internet Fund paid $5,370 for such expenses.

      The Advisor has voluntarily agreed to pay operating expenses of the Internet Fund to maintain total operating expenses to 1.90% of average daily net assets. For the period ended April 30, 1999, Monument Advisors has reimbursed, or has agreed to reimburse, the Fund $36,982. This voluntary reimbursement may be terminated at any time without notice.

Note 3-INVESTMENTS- Purchases and sales of securities for the Internet Fund, other than short-term investments aggregated $46,152,084 and $5,251,917 respectively.


MONUMENT MEDICAL SCIENCES FUND

              SCHEDULE OF PORTFOLIO INVESTMENTS
                     April 30, 1999
                       (Unaudited)
Number
 of           Security                          Market
Shares        Description                       Value
--------      ------------------                ------

              Common Stock:            22.22%

              Computer Hardware:        2.23%
    200       Harris Corp.                      $6,913
                                                ------

              Computer Services:        2.59%
    150       EDS Service                        8,063
                                                ------

              Computer Software:        0.64%
    150       Network Associates*                1,987
                                                ------

              Electronics:              3.77%
    500       Ciena Corp.*                      11,750
                                                ------

              Pharmaceuticals:          3.54%
    200       Meddimune*                        11,025
                                                ------

              Retail:                   3.95%
    200       Circuit City Stores               12,300
                                                ------

              Telecommunications:       5.49%
    200       Qwest Comm. Int'l*                17,087
                                                ------

              Total Common Stock:               69,125
              (Cost:$55,533)                    ------


              Short-Term Investments:  15.42%

 47,998       Star Treasury Fund               $47,998
              (Cost:$47,998)                    ------

              Total Investments:
              (Cost:$103,531)          37.63% $117,123
              Other assets, net        62.37%  194,145
                                      ================
              Net Assets              100.00% $311,268
                                      ================


*   Non-income producing
** Cost for Federal income tax purposes is $103,531 and net unrealized appreciation consists of:

        Gross unrealized appreciation     $19,698
        Gross unrealized depreciation      (6,106)
                                         ========
        Net unrealized appreciation       $13,592
                                         ========

See Notes to Financial Statements



MONUMENT MEDICAL SCIENCES  FUND
Statement of Assets and Liabilities
April 30, 1999 (Unaudited)
------------------------------------------------------

ASSETS
 Investments at value                                $117,123
(identified cost of $103,531)(Notes 1 & 3)

Receivables
   Dividend                        $41
   Interest                        180
                                -------
                                                          221
Securities sold                                       143,034
   Prepaid expenses                                     3,702
   Deferred organization costs (Note 1)                66,298
                                                  -----------
    TOTAL ASSETS                                      330,378
                                                  -----------


LIABILITIES
   Investment management fees (Note 2)   1,609
   12b-1 fees (Note 2)                     170
   Accrued expenses                      6,583
   Liability to manager                 10,748
                                       -------
   TOTAL LIABILITIES                                  19,110
                                                  ----------

NET ASSETS                                          $311,268
                                                  ==========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
($311,268/22,003 shares outstanding)                  $14.14
                                                  ==========

OFFERING PRICE ($14.14 x 100/95.25)                   $14.85
                                                  ==========

Net assets consist of:

   Paid in capital                                  $242,139
   Accumulated net investment loss                      (722)
   Accumulated undistributed realized
     gain on investments                              56,259
   Net unrealized appreciation
     on investments                                   13,592
                                                 -----------
   Net Assets                                       $311,268
                                                 ===========


See Notes to Financial Statements

MONUMENT MEDICAL SCIENCES FUND
Statement of Operations
Period ended April 30, 1999 (Unaudited)
----------------------------------------------------

INVESTMENT INCOME

   Dividends                                   $490
   Interest                                     304
                                            -------

     Total income                                               $794

EXPENSES
   Investment management fees (Note 2)        1,304
   12b-1 fee (Note 2)                           456
   Recordkeeping and administrative
   services                                   8,632
   Legal and audit fees                       8,000
   Custodian and accounting fees              8,144
   Registration fees                          2,987
   Transfer agent fees                        5,853
   Organization cost amortization             8,916
   Insurance                                  1,569
   Directors fees                             1,333
   Shareholder servicing and reports            829
                                            -------

  Total expenses                                               48,023

   Reimbursed expenses (Note 2)                               (45,741)
                                                              --------
  Expenses, net                                                 2,282
                                                              --------
 Net investment loss                                           (1,488)
                                                              --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain on investments                            70,127
   Net change in unrealized appreciation on investments        10,350
                                                              -------
   Net gain on investments                                     80,477
                                                              -------
  Net increase in net assets resulting from operations        $78,989
                                                              =======


See Notes to Financial Statements

MONUMENT MEDICAL SCIENCES FUND
Statement of Changes in Net Assets
-------------------------------------------------------------------------


                                             Period
                                              ended          Period
                                          April 30,1999       ended
                                          (Unaudited)     October 31,1998*
                                          -------------------------------
OPERATIONS
 Net investment income (loss)              ($1,488)            $766
 Net realized gain (loss) on
 investments                                70,127          (13,868)
 Net change in unrealized appreciation
 of investments                             10,350            3,242
                                          --------------------------

 Net increase (decrease) in net assets
 resulting from operations                   78,989           (9,860)

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets
     resulting from capital
     share transactions**                    17,830           173,809
                                          ---------------------------
 Net increase in net assets                  96,819           163,949
 Net assets at beginning of period          214,449            50,500
                                          ---------------------------
NET ASSETS at the end of period            $311,268          $214,449
                                          ===========================


**A summary of capital share transactions follows:

                                     Period
                                      ended              Period
                                  April 30, 1999          ended
                                    (Unaudited)      October 31, 1998*
                                -----------------------------------------
                                 Shares     Value    Shares     Value
                                -----------------------------------------
Shares sold                         2,879   $39,667    20,023   $220,013
Shares reinvested from
dividends                               -         -         -          -
Shares redeemed                    (1,660)  (21,837)   (4,290)   (46,204)
                                -----------------------------------------
Net increase                        1,219   $17,830    15,733   $173,809
                                =========================================



*  Commencement of operations January 6, 1998

See Notes to Financial Statements


MONUMENT MEDICAL SCIENCES FUND
Financial Highlights
For a Share Outstanding Throughout The Period
-----------------------------------------------------


                                  Period
                                   ended         Period
                               April 30,1999      ended
                                (Unaudited)   October 31, 1998*
                              -------------   -----------------
Per Share Operating
  Performance
Net asset value,
   beginning of period             $10.32          $10.00
                                  -------        --------

Income from investment
   operations-
   Net investment income (loss)      (0.07)          0.04
   Net realized and unrealized
    gain on investments               3.89           0.28
                                   -------       --------

Total from investment operations      3.82           0.32
                                  --------       --------

Net asset value, end of period      $14.14         $10.32
                                  ========       ========

Total Return                         37.02%          3.20%
Ratios/Supplemental Data
Net assets, end of period (000's)     $311           $214
Ratio to average net assets- (A)
  Expenses                           34.07% **      51.07% **
  Expenses-net                        1.75% **       0.00%
  Net investment income (loss)      (1.14)% **       0.66% **
Portfolio turnover rate              34.19% **      82.00% **


*  Commencement of operations January 6, 1998

** Annualized

(A) Management fee waivers and expense reimbursements reduced the expense ratios and increased net investment income ratio by 32.32% and 51.07% in 1999 and 1998, respectively.

See Notes to Financial Statements

Monument Medical Sciences Fund
Notes to Financial Statements

Note 1-SIGNIFICANT ACCOUNTING POLICIES- Monument Medical Sciences Fund (the "Medical Sciences Fund") (formerly the Monument Washington Regional Growth Fund) is a series of Monument Series Fund, Inc. ("MSF") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Medical Sciences Fund was established on January 6, 1998 as a series of MSF which has allocated 250,000,000 shares of its 2,000,000,000 shares of $.001 par value common stock.

      The following is a summary of significant accounting policies followed by the Medical Sciences Fund. The policies are in conformity with generally accepted accounting principles.

      A. Use of Estimates- The process of preparing financial statements in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

      B. Investment Valuation- Equity securities listed on an established securities exchange or on the NASDAQ National Market System are value at their last sale price on the exchange where primarily traded or, if there is no reported sale, at the mean between the closing bid and asked price on that day. Over-the-counter portfolio securities are value at the  mean  between  the last  bid and  asked  prices  based  upon  quotes furnished by market markers for such securities. Exchange listed convertible debt securities are value at the mean between the last bid and asked prices obtained from broker-dealers or a comparable alternative, such as Bloomberg or Telerate.

      Other securities for which market quotes are readily available are valued at the current market price, which may be obtained from a pricing service. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board of Directors.


     C. Investment Transactions- All securities are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

      D. Organization Expenses- All expenses incurred in connection with the organization and initial registration have been assumed by the series of MSF. The organizational expenses allocable to the Medical Sciences Fund are being amortized over a period of sixty months from the date it commenced investment operations. The Medical Sciences Fund has agreed with the Investment Advisor that if any of the initial shares are redeemed during the amortization period, the Medical Sciences Fund will reduce the redemption proceeds for the then unamortized organizational expenses in the same ratio as the number of redeemed shares bears to the number of initial shares at the time of such redemption.

      E. Federal Income Taxes- The Medical Sciences Fund is treated as a separate entity for Federal tax purposes. The Medical Sciences Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. By so qualifying, the Medical Sciences Fund will not be subject to Federal income taxes to the extent that it distributes all taxable income, including realized capital gains. In addition, by distributing during each calendar year substantially all net investment income, capital gains and certain other amounts, if any, the Medical Sciences Fund will not be subject to a Federal income excise tax.

      F. Dividends and Distributions to Shareholders- The Medical Sciences Fund intends to pay an annual dividend to shareholders of record representing its entire net investment income and to distribute all of its realized net capital gains at least annually. Distributions are recorded on the ex-dividend date. Income distributions and capital gains distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

Note 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS- Monument Advisors, Ltd. ("Monument Advisors"), a wholly-owned subsidiary of the Monument Group, Inc. has been retained under an Investment Advisory Agreement (the "Advisory Agreement") to supervise the management and the investment program of the Medical Sciences Fund. As full compensation for its services under the Agreement, Medical Sciences Fund will pay the Advisor a monthly fee, equal to an annualized rate of 1.00% of the monthly average net assets through $50 million in net assets; 0.75% of the monthly average net assets greater than $50 million through $100 million in net assets; and 0.625% of the average monthly net assets exceeding $100 million in net assets.


      The Medical Sciences Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Medical Sciences Fund or Monument Distributors, Inc. ("Monument Distributors") may finance activities which are primarily intended to result in the sale of the Medical Sciences Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholders servicing agents who enter into agreements with the Medical Sciences Fund or Monument Distributors. The Medical Sciences Fund may incur such distribution expenses at the rate of .50% per annum on its average net assets. For the period ended April 30, 1999 the Medical Sciences Fund paid $286 for such expenses.

      Monument Advisors has contractually agreed to waive its fees and to pay expenses of the Medical Sciences Fund to maintain total operating expenses to 1.90% of average daily net assets through May 1, 2001. For the period ended April 30, 1999, expense reimbursements were $45,741.

      As of April 30, 1999, Mr. David A. Kugler (controlling shareholder of Monument Distributors) has a beneficial ownership of 6.5% of the Medical Sciences Fund. As of that date, Mr. Kugler owned 2.4% of the Medical
      Sciences Fund. The remainder of Mr. Kugler's beneficial ownership (4.1%) was due to his ownership interest in Monument Distributors. As of April 30, 1999, Monument Distributors owned 4.3% of the Medical Sciences Fund.

Note 3-INVESTMENTS- Purchases and sales of securities for the Medical Sciences Fund, other than short-term investments aggregated $67,978 and $299,174, respectively.


MONUMENT WASHINGTON AGGRESSIVE GROWTH FUND

                    SCHEDULE OF PORTFOLIO INVESTMENTS
                          April 30, 1999
                            (Unaudited)

Number
  of                Security                            Market
Shares              Description                         Value
---------           ---------------                     -------

                    Common Stock:             55.60%

                    Electronics:               1.80%
   100              Harman Intl Industries               $4,594
                                                        -------

                    Information
                    Technology Services:       4.05%
   200              RWD Technologies, Inc.*               3,450
   200              American Management Systems*          6,875
                                                        -------
                                                         10,325
                                                        -------

                    Computer Software:        6.43%
   400              JDA Software                          3,175
   300              Manugistics Group, Inc.*              2,363
   170              Microstrategy Inc.                    2,933
   300              Axent Technologies, Inc.*             2,813
   200              Best Software, Inc.*                  2,588
   100              Deltek Systems, Inc.*                   863
   200              Software AG Systems, Inc.*            1,650
                                                        -------
                                                         16,385
                                                        -------

                    Education/Educational
                    Services:                 1.97%
   200              Sylvan Learning Systems,Inc           5,025
                                                        -------

                    Semiconductors:           3.51%
   500              CFM Technologies                      4,375
   200              Kulicke & Soffa                       4,574
                                                        -------
                                                          8,949
                                                        -------

                    Banks & Financial
                    Services:                 8.13%
   200              Telebanc Fianancial Corp*            20,725
                                                        -------

                    Biotech:                  9.80%
   800              Gene Logic Inc.                       3,400
   200              IGEN International, Inc.*             5,024
   300              Medimmune, Inc.*                     16,538
                                                        -------
                                                         24,962
                                                        -------

                    Healthcare &
                    Pharmaceutical:           6.21%
   250              Sunrise Assisted Living Inc.*        10,000
   200              Pharmaceutical Product
                    Development, Inc.*                    5,824
                                                        -------
                                                         15,824
                                                        -------


                    Telecommunications:       13.69%
   100              Comsat Corporation                    3,250
   200              Teligent Inc.                        10,874
   200              Visual Networks, Inc.*                5,613
   300              PSINet, Inc.*                        15,150
                                                        -------
                                                         34,887
                                                        -------

                    Total Common Stock:                 141,676
                    (Cost:$116,694)                     -------


                    Short-term Investment:   20.26%
51,616              Star Treasury Fund                  $51,616
                    (Cost:$51,616)                      -------

                    Total Investments:
                    (Cost:$168,310)**        75.86%    $193,292
                    Other assets,net         24.14%      61,514
                                            ===================
                    Net Assets              100.00%    $254,806
                                            ===================

*      Non-income producing
** Cost for Federal income tax purposes is $168,310 and net unrealized appreciation/depreciation consists of:

           Gross unrealized appreciation     $ 50,800
           Gross unrealized depreciation      (25,818)
                                              =======
           Net unrealized appreciation        $24,982
                                              =======

See Notes to Financial Statements


MONUMENT WASHINGTON AGGRESSIVE GROWTH FUND
Statement of Assets and Liabilities
April 30,1999 (Unaudited)
--------------------------------------------------------


ASSETS
 Investments at value                                      $193,292
 (identified cost of $168,310)(Notes 1 & 3 )

   Interest receivable                                           50
   Prepaid expenses                                           3,702
   Deferred organization cost (Note 1)                       66,298
                                                      -------------
    TOTAL ASSETS                                            263,342
                                                      -------------


LIABILITIES
   Investment management fees (Note 2)    $1,371
   12b-1 fees (Note 2)                       131
   Accrued expenses                        6,583
   Liability to Manager                      451
                                         -------

   TOTAL LIABILITIES                                          8,536
                                                      -------------
NET ASSETS                                                 $254,806
                                                      =============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
($254,806/19,032 shares outstanding)                         $13.39
                                                      =============

OFFERING PRICE ($13.39 x 100/95.25)                          $14.06
                                                      =============



Net assets consist of:

   Paid in capital                                         $211,355
   Accumulated net investment loss                             (818)
   Accumulated undistributed realized
    gain on investments                                      19,287
   Net unrealized appreciation of investments                24,982
                                                       ------------
  Net Assets                                               $254,806
                                                       ============


See Notes to Financial Statements

MONUMENT WASHINGTON AGGRESSIVE GROWTH FUND
Statement of Operations
Period ended April 30, 1999 (Unaudited)
---------------------------------------------------------------------

INVESTMENT INCOME
Income:
   Dividends                                        $31
   Interest                                         286
                                             ----------

     Total income                                               $317

EXPENSES
   Investment management fees (Note 2)            1,056
   12b-1 fee (Note 2)                               362
   Recordkeeping and administrative services      8,630
   Legal and audit fees                           8,000
   Custodian and accounting fees                  8,144
   Registration fees                             13,501
   Transfer agent fees                            5,801
   Organization cost amortization                 8,916
   Insurance                                      1,569
   Directors fees                                 1,333
   Shareholder servicing and reports                697
                                             -----------

  Total expenses                                              58,009

  Reimbursed expenses (Note 2)                               (56,168)
                                                          ----------

  Expenses, net                                                1,841
                                                          ----------
 Net investment loss                                         (1,524)
                                                          ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain on investments                           27,943
   Net change in unrealized appreciation on investments       19,824
                                                         -----------
   Net gain on investments                                    47,767
                                                         -----------
  Net increase in net assets resulting from operations       $46,243
                                                         ===========

See Notes to Financial Statements


MONUMENT WASHINGTON AGGRESSIVE GROWTH FUND
Statement of Changes in Net Assets
-------------------------------------------------------------------------


                                             Period
                                              ended            Period
                                          April 30, 1999        ended
                                          (Unaudited)      October 31,1998*
                                          --------------------------------
OPERATIONS
 Net investment income (loss)                ($1,524)            $706
 Net realized gain (loss) on investments      27,943           (8,657)
 Net change in unrealized appreciation
  of investments                              19,824            5,158
                                           ---------         --------
 Net increase (decrease) in net assets
  resulting from operations                    46,243          (2,793)

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets resulting
from capital share transactions**              27,404          134,452
                                           ----------       ----------
 Net increase in net assets                    73,647          131,659
 Net assets at beginning of period            181,159           49,500
                                           ----------       ----------
NET ASSETS at the end of the period          $254,806         $181,159
                                           ==========       ==========

**A summary of capital share transactions follows:

                                      Period
                                       ended               Period
                                  April 30, 1999            ended
                                    (Unaudited)       October 31, 1998*
                                -----------------------------------------
                                 Shares     Value    Shares     Value
                                -----------------------------------------
Shares sold                         6,662   $86,916    12,522   $141,837
Shares reinvested from
dividends                               -         -         -          -
Shares redeemed                    (4,440)  (59,512)     (662)    (7,385)
                                -----------------------------------------
 Net increase                       2,222   $27,404    11,860   $134,452
                                =========================================



*  Commencement of operations January 6, 1998

See Notes to Financial Statements


MONUMENT WASHINGTON AGGRESSIVE GROWTH FUND
Financial Highlights
For a Share Outstanding Throughout The Period
-----------------------------------------------------


                                   Period
                                    ended            Period
                                April 30,1999         ended
                                 (Unaudited)    October 31, 1998*
                               --------------   -----------------
Per Share Operating
  Performance
Net asset value,
   beginning of period              $10.78             $10.00
                                  --------          ---------
Income from investment operations-
   Net investment income (loss)      (0.08)              0.04
   Net realized and unrealized
    gain on investments               2.69               0.74
                                  --------           --------
Total from investment operations      2.61               0.78
                                  --------           --------
Net asset value, end of period      $13.39             $10.78
                                  ========           ========

Total Return                         24.21%              7.80%
Ratios/Supplemental Data
Net assets, end of period (000's)     $255               $181
Ratio to average net assets- (A)
  Expenses                           51.52% **          58.25% **
  Expenses-net                        1.74% **           0.00%
  Net investment income (loss)      (1.44)% **           0.70% **
Portfolio turnover rate              28.78% **          88.00% **


*  Commencement of operations January 6, 1998

** Annualized

(A) Expense reimbursements reduced the expense ratios and increased the net investment income (loss) ratio by 49.78% and 58.25% in 1999 and 1998, respectively.

See Notes to Financial Statements

Monument Washington Aggressive Growth Fund
Notes to Financial Statements

Note  1-SIGNIFICANT   ACCOUNTING   POLICIES-  Monument  Washington   Aggressive
      Growth Fund (the "Growth Fund") (formerly the Monument Washington Regional Aggressive Growth Fund) is a series of Monument Series Fund, Inc. ("MSF") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Growth Fund was established on January 6, 1998 as a series of MSF which has allocated 250,000,000 shares of its 2,000,000,000 shares of $.001 par value common stock.

      The following is a summary of significant accounting policies followed by the Growth Fund. The policies are in conformity with generally accepted accounting principles.

      A. Use of Estimates- The process of preparing financial statements in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

      B. Investment Valuation- Equity securities listed on an established securities exchange or on the NASDAQ National Market System are value at their last sale price on the exchange where primarily traded or, if there is no reported sale, at the mean between the closing bid and asked price on that day. Over-the-counter portfolio securities are value at the  mean  between  the last  bid and  asked  prices  based  upon  quotes furnished by market markers for such securities. Exchange listed convertible debt securities are value at the mean between the last bid and asked prices obtained from broker-dealers or a comparable alternative, such as Bloomberg or Telerate.

      Other securities for which market quotes are readily available are valued at the current market price, which may be obtained from a pricing service. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board of Directors.


     C. Investment Transactions- All securities are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

      D. Organization Expenses- All expenses incurred in connection with the organization and initial registration have been assumed by the series of MSF. The organizational expenses allocable to the Growth Fund are being amortized over a period of sixty months from the date it commenced investment operations. The Growth Fund has agreed with the Investment Advisor that if any of the initial shares are redeemed during the amortization period, the Growth Fund will reduce the redemption proceeds for the then unamortized organizational expenses in the same ratio as the number of redeemed shares bears to the number of initial shares at the time of such redemption.

      E. Federal Income Taxes- The Growth Fund is treated as a separate entity for Federal tax purposes. The Growth Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. By so qualifying, the Growth Fund will not be subject to Federal income taxes to the extent that it distributes all taxable income, including realized capital gains. In addition, by distributing during each calendar year substantially all net investment income, capital gains and certain other amounts, if any, the Growth Fund will not be subject to a Federal income excise tax.

      F. Dividends and Distributions to Shareholders- The Growth Fund intends to pay an annual dividend to shareholders of record representing its entire net investment income and to distribute all of its realized net capital gains at least annually. Distributions are recorded on the ex-dividend date. Income distributions and capital gains distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

Note 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS- Monument Advisors, Ltd. ("Monument Advisors"), a wholly-owned subsidiary of the Monument Group, Inc. has been retained under an Investment Advisory Agreement (the "Advisory Agreement") to supervise the management and the investment program of the Growth Fund. As full compensation for its services under the Agreement, the Growth Fund will pay the Advisor a monthly fee, equal to an annualized rate of 1.00% of the monthly average net assets through $50 million in net assets; 0.75% of the monthly average net assets greater than $50 million through $100 million in net assets; and 0.625% of the average monthly net assets exceeding $100 million in net assets.

      The Growth Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Growth Fund or Monument Distributors, Inc. ("Monument Distributors") may finance activities which are primarily intended to result in the sale of the Growth Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholders servicing agents who enter into agreements with the Growth Fund or Monument Distributors. The Growth Fund may incur such distribution expenses at the rate of .50% per annum on its average net assets. For the period ended April 30, 1999 the Growth Fund paid $231 for such expenses.

      Monument Advisors has contractually agreed to waive its fees and to pay expenses of the Growth Fund to maintain total operating expenses to 1.90% of average daily net assets through May 1, 2001. For the period ended April 30, 1999, expense reimbursements were $56,168.

      As of April 30, 1999, Mr. David A. Kugler (controlling shareholder of Monument Distributors) has a beneficial ownership of 7.6% of the Growth Fund. As of that date, Mr. Kugler owned 2.8% of the Growth Fund. The remainder of Mr. Kugler's beneficial ownership (4.8%) was due to his ownership interest in Monument Distributors. As of April 30, 1999, Monument Distributors owned 5.1% of the Growth Fund.

Note 3-INVESTMENTS- Purchases and sales of securities for the Growth Fund, other than short-term investments aggregated $51,738 and $82,538, respectively.





Investment Advisor:
   Monument Advisors, Ltd.
      7920 Norfolk Ave., Suite 500
      Bethesda, MD 20814

Distributor:
    Monument Distributors, Inc.
       7920 Norfolk Ave., Suite 500
       Bethesda, MD 20814

Independent Auditors:
    Deloitte and Touche, LLP
       117 Campus Dr., University Square
       Princeton, NJ 08540

Transfer Agent:
For account information, wire purchases or redemptions, call or write Monument Series Fund, Inc.'s Transfer Agent:

    Fund Services, Inc.
       P.O. Box 26305
       Richmond, VA 23260
       (800) 628-4077 Toll Free

More Information:

      For 24 hour, 7 days a week price information, and for information on any series of Monument Series Fund, Inc., investment plans, and other shareholder services, call (888) 520-8637 Toll Free